Operating leases and finance leases (Detail 1) SFr in Millions	Dec. 31, 2017 CHF (SFr)
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	SFr 4,608
Less: Sublease rental income commitments	262
Net commitments for minimum payments under operating leases	4,346
2018
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	666
2019
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	602
2020
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	516
2021
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	429
2022
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	382
2022 and thereafter
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	2,013
UBS AG
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	4,526
Net commitments for minimum payments under operating leases	4,265
UBS AG | 2018
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	652
UBS AG | 2019
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	588
UBS AG | 2020
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	506
UBS AG | 2021
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	422
UBS AG | 2022
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	375
UBS AG | 2022 and thereafter
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	SFr 1,984